Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income before non-controlling interests	$ 1,512	$ 1,795	$ 1,636
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	717	(742)	(639)
Unrealized investment (loss) income	(7)	21	1
Gain (loss) related to pension/post-retirement plans	408	(119)	337
Other comprehensive income (loss), before tax	1,118	(840)	(301)
Income tax expense on other comprehensive income	68	33	72
Other comprehensive income (loss), net of tax	1,050	(873)	(373)
Comprehensive income	2,562	922	1,263
Less: Comprehensive income attributable to non-controlling interests	20	27	37
Comprehensive income attributable to the Company	$ 2,542	$ 895	$ 1,226